TREASURY STOCK	12 Months Ended
Dec. 31, 2013
TREASURY STOCK
21.	TREASURY STOCK

During the year 2013, the Group did not repurchase any ADS under the extended Share Repurchase Plan 4. As of December 31, 2013, the Group repurchased an accumulated 35,746,994 ADSs, amounting to approximately RMB2,222,600,000 (US$367,100,000).

Out of the repurchased ADSs, 4,693,709 ADSs were subsequently used to settle the exercise of share options.